FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 438,802	$ 445,452
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	234,308	217,500
Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	201,973	219,837
Other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,996	7,709
Long term deposit
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 525	$ 406